UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05037

Professionally Managed Portfolios

 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

 (Address of principal executive offices)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Ave.

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 516-1523

Date of fiscal year end: March 31

Date of reporting period: June 30, 2023

Osterweis Short Duration Credit Fund

Issue Name	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By	Voted	For/Against Management	Vote Cast	Vote Against Management
Diebold Nixdorf, Incorporated	DBDQQ	253651AH6	28-Jun-23	Vote on the Plan (For = Accept, Against = Reject; Abstain Votes Do Not Count)	Management	Yes	For	Against	Yes
Diebold Nixdorf, Incorporated	DBDQQ	253651AH6	28-Jun-23	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	Yes	None	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title) /s/ Jason Hadler

Jason Hadler, President/Principal Executive Officer

Date August 31, 2023

Osterweis Short Duration Credit Fund a Series of Professionally Managed Portfolios

Form N-PX 2023